Earnings (loss) per share (Tables)	6 Months Ended
Feb. 29, 2024
Earnings (loss) per share [Abstract]
Schedule of Basic and Diluted Net Income Per Share
Year Ended February 29, 2024 and February 28, 2023	2024	2023
Net loss available for ordinary shareholders (A)	$(5,262)	$(412,861)
- continuing operations	$(5,262)	$2,016
- discontinued operations	-	$(414,877)

Weighted average outstanding ordinary shares (B)
- basic	196,795	71,796
- diluted	319,826	93,645

Earnings (loss) per ordinary share - basic (A/B)	$(0.03)	$(5.75)
- Continuing operations	$(0.03)	$0.03
- Discontinued operations	-	$(5.78)

Earnings (loss) per ordinary share - diluted (A/B)	$(0.03)	$(5.75)
- Continuing operations	$(0.03)	$0.03
- Discontinued operations	-	$(5.78)